Segment reporting (Details) - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Revenue from third parties and related party	$ 36,443,887	$ 60,547,274
Tapioca
Revenue from third parties and related party	0	31,472,734
Corn
Revenue from third parties and related party	18,784,651	9,334,913
Shiitake
Revenue from third parties and related party	9,806,605	8,841,248
Mu Er
Revenue from third parties and related party	7,329,253	7,540,236
Cotton
Revenue from third parties and related party	0	1,893,711
Corn starch
Revenue from third parties and related party	0	1,354,432
Other edible fungi
Revenue from third parties and related party	16,443	110,000
Red dates
Revenue from third parties and related party	$ 506,935	$ 0